Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Liabilities Measured at Fair Value

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2013. The following table presents the Company’s estimated fair value measurements and related classifications as of December 31, 2013:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2013
Assets:
Derivative financial instruments (a)	$—	$71	$—	$71
Liabilities:
Long-term obligations (b)	$—	$1,397,975	$264,781	$1,662,756

(a)	Reflected at fair value in the consolidated balance sheet as other assets of $71.
(b)	Reflected at carrying value in the consolidated balance sheet as current maturities on long-term debt of $14,050 and long-term debt of $1,627,183 as of December 31, 2013.

The Company did not have any assets measured at fair value at December 31, 2012. There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2012. The following table presents the Company’s estimated fair value measurements and related classifications as of December 31, 2012:

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2012
Liabilities:
Long-term obligations (a)	$—	$1,445,774	$416,317	$1,862,091
Derivative financial instruments (b)	$—	$1,880	$—	$1,880

(a)	Reflected at carrying value in the consolidated balance sheet as current maturities on long-term debt of $21,330 and long-term debt of $1,802,644 as of December 31, 2012.
(b)	Reflected at fair value in the consolidated balance sheet as other liabilities of $1,880 at December 31, 2012.